Warrant Liabilities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2019	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 13, 2019	May 27, 2019
Share based compensation description										if (x) the Company issues additional shares of common stock or equity-linked securities for capital raising purposes in connection with the closing of a Business Combination at an issue price or effective issue price of less than $9.20 per share (with such issue price or effective issue price to be determined in good faith by the Company's board of directors, and in the case of any such issuance to the Sponsor or its affiliates, without taking into account any Founder Shares held by the Sponsor or such affiliates, as applicable, prior to such issuance) (the "Newly Issued Price"), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceed, and interest thereon, available for the funding of a Business Combination on the date of the consummation of a Business Combination (net of redemptions), and (z) the volume weighted average trading price of the Company's common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the "Market Value") is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described above will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price.
Fair value of warrant	$ 4,514,000	$ 3,696,000	$ 8,624,000	$ (6,925,000)	$ 176,000	$ 176,000	$ 1,699,000	$ 3,053,000	$ 5,395,000	$ 52,152,000
Proceeds from issuance of offering	1,586,000									13,260,927
Warrant liabilities	13,085,000	$ 21,357,000	$ 17,661,000	$ 9,037,000	$ 13,085,000	$ 13,085,000	$ 17,661,000	$ 15,962,000	$ 21,357,000	$ 68,114,000	$ 11,370,000
Public Warrants [Member]
Warrant description										Once the warrants become exercisable, the Company may redeem the Public Warrants: in whole and not in part; at a price of $0.01 per warrant; upon a minimum of 30 days' prior written notice of redemption; and if, and only if, the reported last sale price of the Company's Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders.
Fair value of warrant	$ 8,395,000
Proceeds from issuance of offering										$ 484,024